UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2004




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA S&P 500 INDEX FUND - REPORT FOR PERIOD ENDED JUNE 30, 2004


[LOGO OF USAA]
   USAA(R)

             USAA S&P 500
                      INDEX Fund

                              [GRAPHIC OF USAA S&P 500 INDEX FUND]

             S e m i a n n u a l   R e p o r t
--------------------------------------------------------------------------------
   JUNE 30, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   5

FINANCIAL INFORMATION

   Portfolio of Investments                                                 14

   Notes to Portfolio of Investments                                        34

   Financial Statements                                                     35

   Notes to Financial Statements                                            38

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                            "

                                            I BELIEVE INVESTING IN INDEX FUNDS
[PHOTO OF CHRISTOPHER W. CLAUS]               REMAINS AN INTELLIGENT APPROACH
                                                   FOR THE BUY-AND-HOLD
                                                      STOCK INVESTOR.

                                                            "
                                                                     July 2004
--------------------------------------------------------------------------------

                 Stock indexes appreciated dramatically in 2003, moving up in tandem with the equity market as a whole. Looking back, we can see that - once again - the equity market has lived up to its reputation as a "forward-looking indicator" and correctly anticipated the current recovery. Months after stock prices increased, the economy is benefiting from gross domestic product (GDP) growth of approximately 4%, strong corporate earnings, and new job creation.

                 More recently, stocks have been fluctuating within a limited range - flat to negative for the first half of 2004. What does this mean for the future? I believe the markets are expressing uncertainty about the situation in Iraq, potential terrorism (perhaps on U.S. soil), and the upcoming presidential election, as well as how far and how fast interest rates will rise. The rest of the story, however, is positive.

                 Although there has been an uptick in inflation, the core inflation rate (which excludes fuel and energy) should remain moderate for the rest of 2004. I expect GDP growth to continue at about 4% and for the Federal Reserve Board (the Fed) to continue raising short-term interest rates. However, even as short-term rates increase, the Fed will likely maintain an accommodative monetary policy tilted toward growth and expansion. Harder to judge is the government's fiscal policy. We will have to wait until after the presidential election to speculate on the direction of tax policy and government spending.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Recently, short-term interest rates began to rise and should continue to increase, driving up money market yields. Down the road, longer-term bond investors may reap the rewards of these interest rate increases, provided yields on new debt issues move higher. I believe stocks still have the potential to end 2004 on a positive note.

                 I believe investing in index funds remains an intelligent approach for the buy-and-hold stock investor; stock index funds have provided marketlike returns, low expenses, and tax efficiency. However, indexing is not always the best strategy for a bond fund investor. Active bond fund managers are in a position to conduct extensive credit analysis, identify more opportunities in the market, and select higher yielding issues. Compared to their indexes, USAA's own actively managed bond funds have fared quite favorably.

                 Today and in the months ahead, our portfolio managers are well equipped to handle whatever the markets throw at them. We offer a market-tested portfolio management team, quality service, and no-load mutual funds that have no sales loads, 12b-1 fees, or long-term contractual plans. You can trust us to act with integrity and in your interests.

                 On behalf of everyone at USAA, thank you for your business.

                 Sincerely,

                 /S/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER
                 INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA), DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA S&P 500 INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Seeks to match, before fees and expenses, the performance of the S&P 500 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally, at least 80% of the Fund's assets will be invested in the stocks of companies composing the S&P 500 Index.

MEMBERS SHARES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       6/30/04                  12/31/03
--------------------------------------------------------------------------------
Net Assets                          $2,126.2 Million        $1,971.3 Million
Net Asset Value Per Share                 $17.14                 $16.70


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/04
--------------------------------------------------------------------------------

12/31/03 TO 6/30/04*        1 YEAR       5 YEARS       SINCE INCEPTION ON 5/1/96
      3.25%                 18.66%       -2.47%                 8.73%


REWARD SHARES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       6/30/04                 12/31/03
--------------------------------------------------------------------------------
Net Assets                          $404.9 Million          $383.7 Million
Net Asset Value Per Share               $17.14                  $16.70


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/04
--------------------------------------------------------------------------------
12/31/03 TO 6/30/04*        1 YEAR                     SINCE INCEPTION ON 5/1/02
       3.36%                18.88%                              3.93%


* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE PERFORMANCE DATA EXCLUDES THE IMPACT OF A $10 ACCOUNT MAINTENANCE FEE THAT IS ASSESSED ON ACCOUNTS OF LESS THAN $10,000. PERFORMANCE OF MEMBER SHARES WILL VARY FROM REWARD SHARES DUE TO DIFFERENCES IN FEES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW


--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                              USAA S&P 500 INDEX
                               S&P 500 INDEX                  FUND-MEMBER SHARES
                               -------------                  ------------------
5/2/1996                        $10,000.00                        $10,000.00
 5/31/96                         10,427.00                         10,420.00
 6/30/96                         10,466.62                         10,460.19
 7/31/96                         10,004.00                          9,999.30
 8/31/96                         10,215.08                         10,209.71
 9/30/96                         10,789.17                         10,780.89
10/31/96                         11,086.95                         11,072.53
11/30/96                         11,924.02                         11,917.31
12/31/96                         11,687.92                         11,689.95
 1/31/97                         12,417.25                         12,407.31
 2/28/97                         12,515.34                         12,508.35
 3/31/97                         12,002.21                         11,981.83
 4/30/97                         12,717.55                         12,702.16
 5/31/97                         13,494.59                         13,483.36
 6/30/97                         14,095.10                         14,082.05
 7/31/97                         15,215.66                         15,202.10
 8/31/97                         14,363.58                         14,346.79
 9/30/97                         15,149.27                         15,130.96
10/31/97                         14,643.28                         14,620.13
11/30/97                         15,321.27                         15,294.43
12/31/97                         15,584.79                         15,550.91
 1/31/98                         15,756.22                         15,735.55
 2/28/98                         16,892.25                         16,853.65
 3/31/98                         17,757.13                         17,715.61
 4/30/98                         17,938.25                         17,880.22
 5/31/98                         17,629.72                         17,571.58
 6/30/98                         18,345.48                         18,281.47
 7/31/98                         18,151.02                         18,095.77
 8/31/98                         15,528.20                         15,485.60
 9/30/98                         16,523.56                         16,484.80
10/31/98                         17,865.27                         17,830.07
11/30/98                         18,947.90                         18,906.29
12/31/98                         20,039.30                         20,001.61
 1/31/99                         20,876.95                         20,800.85
 2/28/99                         20,227.67                         20,157.31
 3/31/99                         21,036.78                         20,970.61
 4/30/99                         21,850.90                         21,783.19
 5/31/99                         21,335.22                         21,251.89
 6/30/99                         22,515.06                         22,441.52
 7/31/99                         21,814.84                         21,741.20
 8/31/99                         21,705.77                         21,626.22
 9/30/99                         21,111.03                         21,051.45
10/31/99                         22,447.36                         22,352.08
11/30/99                         22,903.04                         22,803.11
12/31/99                         24,249.74                         24,136.74
 1/31/00                         23,032.40                         22,925.70
 2/28/00                         22,597.09                         22,493.93
 3/31/00                         24,807.08                         24,674.47
 4/30/00                         24,060.39                         23,935.08
 5/31/00                         23,567.15                         23,428.07
 6/30/00                         24,146.90                         23,998.43
 7/31/00                         23,770.21                         23,627.92
 8/31/00                         25,246.34                         25,088.79
 9/31/00                         23,913.34                         23,765.97
10/31/00                         23,812.90                         23,659.82
11/30/00                         21,936.44                         21,791.66
12/31/00                         22,043.93                         21,899.39
 1/31/01                         22,826.49                         22,669.33
 2/28/01                         20,747.00                         20,601.48
 3/31/01                         19,433.71                         19,291.82
 4/30/01                         20,941.77                         20,780.90
 5/31/01                         21,082.08                         20,913.26
 6/30/01                         20,569.78                         20,395.45
 7/31/01                         20,368.20                         20,196.36
 8/31/01                         19,095.19                         18,935.47
 9/30/01                         17,554.21                         17,405.64
10/31/01                         17,889.49                         17,738.66
11/30/01                         19,261.62                         19,092.93
12/31/01                         19,431.12                         19,251.71
 1/31/02                         19,147.42                         18,972.86
 2/28/02                         18,777.88                         18,604.78
 3/31/02                         19,483.93                         19,296.75
 4/30/02                         18,303.20                         18,122.17
 5/31/02                         18,169.59                         17,987.93
 6/30/02                         16,875.91                         16,700.12
 7/31/02                         15,561.28                         15,409.45
 8/31/02                         15,662.43                         15,499.24
 9/30/02                         13,961.49                         13,812.61
10/31/02                         15,188.70                         15,030.38
11/30/02                         16,081.80                         15,909.88
12/31/02                         15,137.80                         14,979.97
 1/31/03                         14,742.70                         14,572.35
 2/28/03                         14,521.12                         14,357.22
 3/31/03                         14,661.71                         14,481.53
 4/30/03                         15,868.84                         15,675.06
 5/31/03                         16,704.13                         16,493.49
 6/30/03                         16,917.51                         16,691.82
 7/31/03                         17,215.93                         16,988.26
 8/31/03                         17,551.02                         17,307.50
 9/30/03                         17,365.19                         17,113.59
10/31/03                         18,347.04                         18,086.60
11/30/03                         18,508.27                         18,235.41
12/31/03                         19,478.25                         19,182.30
 1/31/04                         19,835.70                         19,526.89
 2/29/04                         20,111.31                         19,791.08
 3/31/04                         19,807.93                         19,491.62
 4/30/04                         19,497.41                         19,180.59
 5/31/04                         19,764.44                         19,434.02
 6/30/04                         20,148.64                         19,806.51

                                   [END CHART]

                       DATA FROM 5/2/96* THROUGH 6/30/04.

                 The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Member Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 'STANDARD & POOR'S(R)', 'S&P(R)', 'S&P 500(R)', 'STANDARD & POOR'S 500', AND '500' ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR OUR USE. THE USAA S&P 500 INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE USAA S&P 500 INDEX FUND. o INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                 * DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED
                   BY THE INDEX.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                              USAA S&P 500 INDEX
                              S&P 500 INDEX                   FUND-REWARD SHARES
                              -------------                   ------------------
  5/1/02                       $10,000.00                         $10,000.00
 5/31/02                         9,926.59                           9,834.86
 6/30/02                         9,219.76                           9,132.62
 7/31/02                         8,501.25                           8,426.81
 8/31/02                         8,556.91                           8,482.04
 9/30/02                         7,627.87                           7,559.41
10/31/02                         8,298.51                           8,225.87
11/30/02                         8,786.48                           8,707.21
12/31/02                         8,270.55                           8,200.15
 1/31/03                         8,054.31                           7,977.01
 2/28/03                         7,933.28                           7,859.25
 3/31/03                         8,010.09                           7,935.34
 4/30/03                         8,669.58                           8,582.61
 5/31/03                         9,125.92                           9,030.72
 6/30/03                         9,242.49                           9,144.24
 7/31/03                         9,405.53                           9,306.64
 8/31/03                         9,588.59                           9,481.53
 9/30/03                         9,487.07                           9,379.66
10/31/03                        10,023.48                           9,912.95
11/30/03                        10,111.57                           9,994.52
12/31/03                        10,641.49                          10,518.03
 1/31/04                        10,836.78                          10,706.98
 2/29/04                        10,987.35                          10,858.13
 3/31/04                        10,821.61                          10,692.00
 4/30/04                        10,651.96                          10,521.38
 5/31/04                        10,797.84                          10,660.40
 6/30/04                        11,007.74                          10,871.11

                                   [END CHART]

                       DATA FROM 5/01/02* THROUGH 6/30/04.

                 The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Reward Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                 * DATE REWARD SHARES WERE INTRODUCED.

8

M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM OVER THE FIRST HALF OF 2004?

                 The USAA S&P 500 Index Fund tracked its benchmark, the S&P 500 Index, for the six-month period ended June 30, 2004. The Fund produced a total return of 3.25% (Member Shares) and 3.36% (Reward Shares) for the semiannual period, as compared to 3.44% for the benchmark. The Fund modestly outperformed the Lipper S&P 500 Index Funds Average semiannual return of 3.12%. The Lipper S&P 500 Index Funds Average is the average performance level of all funds that attempt to replicate the performance of the S&P 500 Index, as reported by Lipper, Inc., an independent organization that monitors the performance of mutual funds. The broad-based S&P 500 Index is a group of large-company stocks that is not available for direct investment.

WHAT WERE THE PRIMARY FACTORS AFFECTING THE U.S. EQUITY MARKETS DURING THE PAST SIX MONTHS?

                 U.S. equities continued to gain ground for the six months ended June 30, 2004, although the S&P 500 Index saw divergent performance within the semiannual period.

                 During the first quarter, the S&P 500 Index rose 1.69%. Value stocks continued to outpace growth stocks as they did in 2003. While the U.S. economy continued to demonstrate signs of improvement during the first few months of 2004, a muted improvement in job growth dampened enthusiasm. Given the pace of economic growth, the current sluggish job market could imply a significant increase in corporate productivity, which may translate into continued strong corporate profits. While strengthening corporate profits is favorable to equity owners,

                 REFER TO PAGE 6 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 continued improvement in financial markets will be contingent on translating growth in profits to jobs. The lack of growth in the labor market provides ample incentive for the Federal Reserve Board (the Fed) to maintain a neutral stance on interest rates, at least in the short run. Globally, continued improvement in the global economic landscape and, in particular, momentum in the Asian markets, boded well for foreign investments.

                 The S&P 500 Index rose 1.72% in the second quarter as many corporations continued to recognize record profits. Small-cap stocks once again dominated the market as the S&P SmallCap 600 Index (rising 3.60%) outperformed both the S&P 500 Index and the S&P MidCap 400 Index (rising 0.97%).

                 In the second quarter of 2004, the U.S. economy was positively affected by a number factors, including a rise in consumer confidence, rising corporate profits, and improvements in the labor market. Improvements in the U.S. labor markets helped to boost consumer spending in the second quarter; the 1% increase was the biggest advance since October 2001. Despite these positive signs of economic growth, concerns over the Fed's interest-rate hike and the handover of power in Iraq held the market back. Both events took place at the end of June 2004, and the market has since gained some stability; however, investors remain cautious in the rising-interest-rate environment and are waiting to see how corporations will begin to use the large cash reserves that have been built over the last two years. Fixed-income markets experienced negative returns sparked by the increase and anticipation of further increases in interest rates.

                 For the six-month period overall, large-cap stocks, as measured by the S&P 500 Index, underperformed mid-cap and small-cap stocks, as measured by the S&P MidCap 400 Index and the Russell 2000 Index, respectively. Within the large-cap sector, value-oriented stocks outperformed growth-oriented stocks, with

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                        COMMENTARY on the Fund

                 year-to-date returns separated by approximately 1.45%, as measured by the S&P 500/Barra Value Index versus the S&P 500/Barra Growth Index.

WHICH SECTORS AND STOCKS WITHIN THE S&P 500 INDEX WERE THE BEST AND WORST PERFORMERS?

                 The energy sector posted the strongest performance during the six-month period, going hand in hand with recent and significant increases in oil prices. In terms of underperformers, semiconductors and equipment -- one of 2003's leading subsectors -- dragged down the technology sector over the period because semiconductor stocks declined about 12% as a group. The best individual stock return came from AT&T Wireless Services, Inc., which is being sold; the leading bidder for the company is Cingular. The worst performing stock within the index was storage area network provider QLogic Corp., which made a negative earnings announcement at the end of March 2004.

WHAT WERE THE MAJOR CHANGES TO THE S&P 500 INDEX DURING THE PERIOD?

                 In all, there were 10 additions to the S&P 500 Index for the first half of the year, compared to five during the same period last year. More importantly, in March 2004, Standard & Poor's joined other major market index providers in announcing that it will be making a two-part "float adjustment" to the S&P 500 Index in 2005. This significant event, which is expected to create 3% to 5% turnover within the index, means that closely held shares that are not widely traded -- mainly those owned by company insiders -- will no longer be counted as equity market capitalization for S&P 500 Index companies when this changeover in index composition is completed.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-33.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT INVESTMENT STRATEGIES DO YOU PURSUE IN THE FUND?

                 As managers of an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the index.

                 THE S&P MIDCAP 400 INDEX CONSISTS OF 400 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION.

                 THE S&P  SMALLCAP  600 INDEX  CONSISTS OF 600  DOMESTIC  STOCKS
                 CHOSEN  FOR  MARKET  SIZE,   LIQUIDITY,   AND  INDUSTRY   GROUP
                 REPRESENTATION.

                 THE RUSSELL 2000 INDEX MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, WHICH REPRESENTS APPROXIMATELY 8% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX.

                 THE S&P 500/BARRA VALUE INDICES ARE DESIGNED TO DIFFERENTIATE BETWEEN FAST GROWING COMPANIES AND SLOWER GROWING OR UNDERVALUED COMPANIES. STANDARD & POOR'S AND BARRA COOPERATE TO EMPLOY A PRICE-TO-BOOK-VALUE CALCULATION, WHEREBY THE MARKET CAPITALIZATION OF AN INDEX (S&P 500, S&P MIDCAP 400, S&P SMALLCAP 600) IS DIVIDED EQUALLY BETWEEN GROWTH AND VALUE.

                 THE S&P 500/BARRA GROWTH INDICES ARE DESIGNED TO DIFFERENTIATE BETWEEN FAST GROWING COMPANIES AND SLOWER GROWING OR UNDERVALUED COMPANIES. STANDARD & POOR'S AND BARRA COOPERATE TO EMPLOY A PRICE-TO-BOOK-VALUE CALCULATION, WHEREBY THE MARKET CAPITALIZATION OF AN INDEX (S&P 500, S&P MIDCAP 400, S&P SMALLCAP 600) IS DIVIDED EQUALLY BETWEEN GROWTH AND VALUE.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------------------
               TOP 10 EQUITY HOLDINGS
                 (% of Net Assets)
-------------------------------------------------------
General Electric Co.                           3.2%

Microsoft Corp.                                2.9%

Exxon Mobil Corp.                              2.7%

Pfizer, Inc.                                   2.4%

Citigroup, Inc.                                2.2%

Wal-Mart Stores, Inc.                          2.1%

American International Group, Inc.             1.7%

Intel Corp.                                    1.7%

Bank of America Corp.                          1.6%

Johnson & Johnson, Inc.                        1.5%
-------------------------------------------------------

-------------------------------------------------------
                 TOP 10 INDUSTRIES
                 (% of Net Assets)
-------------------------------------------------------
Pharmaceuticals                                7.8%

Industrial Conglomerates                       4.5%

Integrated Oil & Gas                           4.5%

Diversified Banks                              4.2%

Systems Software                               4.0%

Communications Equipment                       3.1%

Computer Hardware                              3.1%

Other Diversified Financial Services           3.1%

Semiconductors                                 3.1%

Integrated Telecommunication Services          2.8%
-------------------------------------------------------

 . . . C O N T I N U E D
========================--------------------------------------------------------

                    SECTOR ALLOCATION*
                         6/30/04

              [PIECHART SECTOR ALLOCATION*]

Financials                                          20.1%

Information Technology                              17.0%

Health Care                                         13.4%

Industrials                                         11.3%

Consumer Staples                                    11.0%

Consumer Discretionary                              10.8%

Energy                                               6.5%

Telecommunication Services                           3.4%

Materials                                            2.9%

Utilities                                            2.6%

                       [END CHART]

                 *EXCLUDES MONEY MARKET INSTRUMENTS.

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-33.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              COMMON STOCKS (99.0%)

              ADVERTISING (0.2%)
   95,500     Interpublic Group of Companies, Inc.*                   $    1,311
   45,900     Omnicom Group, Inc.                                          3,483
                                                                      ----------
                                                                           4,794
                                                                      ----------
              AEROSPACE & DEFENSE (2.0%)
  200,600     Boeing Co.                                                  10,249
   45,600     General Dynamics Corp.                                       4,528
   28,500     Goodrich Corp.                                                 921
  201,900     Honeywell International, Inc.                                7,396
  107,800     Lockheed Martin Corp.                                        5,614
   86,206     Northrop Grumman Corp.                                       4,629
  101,500     Raytheon Co.                                                 3,631
   40,100     Rockwell Collins, Inc.                                       1,336
  119,600     United Technologies Corp.                                   10,941
                                                                      ----------
                                                                          49,245
                                                                      ----------
              AGRICULTURAL PRODUCTS (0.1%)
  156,080     Archer-Daniels-Midland Co.                                   2,619
                                                                      ----------
              AIR FREIGHT & LOGISTICS (1.0%)
   69,400     FedEx Corp.                                                  5,669
   14,300     Ryder System, Inc.                                             573
  267,800     United Parcel Service, Inc. "B"                             20,131
                                                                      ----------
                                                                          26,373
                                                                      ----------
              AIRLINES (0.1%)
   25,500     Delta Air Lines, Inc.*                                         182
  188,300     Southwest Airlines, Inc.                                     3,158
                                                                      ----------
                                                                           3,340
                                                                      ----------
              ALUMINUM (0.3%)
  206,900     Alcoa, Inc.                                                  6,834
                                                                      ----------
              APPAREL RETAIL (0.4%)
  210,200     Gap, Inc.                                                    5,097
  108,400     Limited Brands, Inc.                                         2,027
  116,100     TJX Companies, Inc.                                          2,803
                                                                      ----------
                                                                           9,927
                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              APPAREL, ACCESSORIES, & LUXURY GOODS (0.1%)
   27,539     Jones Apparel Group, Inc.                               $    1,087
   23,700     Liz Claiborne, Inc.                                            853
   24,200     V.F. Corp.                                                   1,179
                                                                      ----------
                                                                           3,119
                                                                      ----------
              APPLICATION SOFTWARE (0.3%)
   27,200     Autodesk, Inc.                                               1,164
   43,600     Citrix Systems, Inc.*                                          888
   91,400     Compuware Corp.*                                               603
   46,500     Intuit, Inc.*                                                1,794
   23,200     Mercury Interactive Corp.*                                   1,156
   49,600     Parametric Technology Corp.*                                   248
   89,900     PeopleSoft, Inc.*                                            1,663
  116,600     Siebel Systems, Inc.*                                        1,245
                                                                      ----------
                                                                           8,761
                                                                      ----------
              ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
  183,500     Bank of New York Co., Inc.                                   5,410
   24,300     Federated Investors, Inc. "B"                                  737
   61,200     Franklin Resources, Inc.                                     3,065
   62,600     Janus Capital Group, Inc.                                    1,032
  104,300     Mellon Financial Corp.                                       3,059
   45,600     Northern Trust Corp.                                         1,928
   81,500     State Street Corp.                                           3,997
   30,700     T. Rowe Price Group, Inc.                                    1,547
                                                                      ----------
                                                                          20,775
                                                                      ----------
              AUTO PARTS & EQUIPMENT (0.2%)
   33,200     Dana Corp.                                                     651
  125,200     Delphi Corp.                                                 1,337
   45,400     Johnson Controls, Inc.                                       2,424
   34,900     Visteon Corp.                                                  407
                                                                      ----------
                                                                           4,819
                                                                      ----------
              AUTOMOBILE MANUFACTURERS (0.5%)
  434,800     Ford Motor Co.                                               6,805
  133,700     General Motors Corp.                                         6,229
                                                                      ----------
                                                                          13,034
                                                                      ----------
              BIOTECHNOLOGY (1.2%)
  303,748     Amgen, Inc.*                                                16,576
   45,500     Applera Corp. - Applied Biosystems Group                       990

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------

   77,710     Biogen Idec, Inc.*                                      $    4,915
   44,200     Chiron Corp.*                                                1,973
   52,700     Genzyme Corp.*                                               2,494
   50,466     Gilead Sciences, Inc.*                                       3,381
   56,600     MedImmune, Inc.*                                             1,324
                                                                      ----------
                                                                          31,653
                                                                      ----------
              BREWERS (0.4%)
    8,700     Adolph Coors Co. "B"                                           629
  191,000     Anheuser-Busch Companies, Inc.                              10,314
                                                                      ----------
                                                                          10,943
                                                                      ----------
              BROADCASTING & CABLE TV (0.9%)
  143,700     Clear Channel Communications, Inc.                           5,310
  531,494     Comcast Corp. "A"*                                          14,898
   72,000     Univision Communications, Inc. "A"*                          2,299
                                                                      ----------
                                                                          22,507
                                                                      ----------
              BUILDING PRODUCTS (0.2%)
   48,600     American Standard Companies, Inc.*                           1,959
  109,200     Masco Corp.                                                  3,405
                                                                      ----------
                                                                           5,364
                                                                      ----------
              CASINOS & GAMING (0.2%)
   27,400     Harrah's Entertainment, Inc.                                 1,482
   80,896     International Game Technology, Inc.                          3,123
                                                                      ----------
                                                                           4,605
                                                                      ----------
              COMMERCIAL PRINTING (0.1%)
   49,500     R.R. Donnelley & Sons Co.                                    1,634
                                                                      ----------

              COMMUNICATIONS EQUIPMENT (3.1%)
  198,800     ADC Telecommunications, Inc.*                                  565
   34,300     Andrew Corp.*                                                  686
  102,372     Avaya, Inc.*                                                 1,616
  145,500     CIENA Corp.*                                                   541
1,596,700     Cisco Systems, Inc.*                                        37,842
   49,600     Comverse Technology, Inc.*                                     989
  320,800     Corning, Inc.*                                               4,190
  338,700     JDS Uniphase Corp.*                                          1,284
1,004,800     Lucent Technologies, Inc.*                                   3,798
  557,000     Motorola, Inc.                                              10,165

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
   21,100     QLogic Corp.*                                           $      561
  190,500     QUALCOMM, Inc.                                              13,903
   37,200     Scientific-Atlanta, Inc.                                     1,283
  103,900     Tellabs, Inc.*                                                 908
                                                                      ----------
                                                                          78,331
                                                                      ----------
              COMPUTER & ELECTRONICS RETAIL (0.2%)
   74,700     Best Buy Co., Inc.                                           3,790
   43,700     Circuit City Group                                             566
   40,100     RadioShack Corp.                                             1,148
                                                                      ----------
                                                                           5,504
                                                                      ----------
              COMPUTER HARDWARE (3.1%)
   89,100     Apple Computer, Inc.*                                        2,899
  597,900     Dell, Inc.*                                                 21,417
   77,900     Gateway, Inc.*                                                 351
  719,611     Hewlett-Packard Co.                                         15,184
  395,900     International Business Machines Corp.                       34,899
   23,900     NCR Corp.*                                                   1,185
  798,900     Sun Microsystems, Inc.*                                      3,467
                                                                      ----------
                                                                          79,402
                                                                      ----------
              COMPUTER STORAGE & PERIPHERALS (0.4%)
  582,700     EMC Corp.*                                                   6,643
   30,600     Lexmark International, Inc. "A"*                             2,954
   80,600     Network Appliance, Inc.*                                     1,735
                                                                      ----------
                                                                          11,332
                                                                      ----------
              CONSTRUCTION & ENGINEERING (0.0%)(c)
   17,300     Fluor Corp.                                                    825
                                                                      ----------

              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
   80,000     Caterpillar, Inc.                                            6,355
    9,500     Cummins, Inc.                                                  594
   55,900     Deere & Co.                                                  3,921
   17,600     Navistar International Corp.*                                  682
   42,000     PACCAR, Inc.                                                 2,436
                                                                      ----------
                                                                          13,988
                                                                      ----------
              CONSTRUCTION MATERIALS (0.0%)(c)
   18,900     Vulcan Materials Co.                                           899
                                                                      ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              CONSUMER FINANCE (1.3%)
  304,600     American Express Co.                                    $   15,650
   55,300     Capital One Financial Corp.                                  3,781
  305,900     MBNA Corp.                                                   7,889
   66,200     Providian Financial Corp.*                                     971
  104,300     SLM Corp.                                                    4,219
                                                                      ----------
                                                                          32,510
                                                                      ----------
              DATA PROCESSING & OUTSOURCED SERVICES (1.1%)
   31,600     Affiliated Computer Services, Inc. "A"*                      1,673
  142,200     Automatic Data Processing, Inc.                              5,955
   41,800     Computer Sciences Corp.*                                     1,941
   36,000     Convergys Corp.*                                               554
  114,300     Electronic Data Systems Corp.                                2,189
  206,312     First Data Corp.                                             9,185
   48,100     Fiserv, Inc.*                                                1,871
   88,600     Paychex, Inc.                                                3,002
   31,600     Sabre Holdings Corp. "A"                                       876
   63,800     SunGard Data Systems, Inc.*                                  1,659
                                                                      ----------
                                                                          28,905
                                                                      ----------
              DEPARTMENT STORES (0.5%)
   18,700     Dillard's, Inc. "A"                                            417
   44,000     Federated Dept. Stores, Inc.                                 2,160
   62,900     J.C. Penney Co., Inc.                                        2,375
   75,900     Kohl's Corp.*                                                3,209
   68,100     May Department Stores Co.                                    1,872
   33,200     Nordstrom, Inc.                                              1,415
   51,800     Sears, Roebuck & Co.                                         1,956
                                                                      ----------
                                                                          13,404
                                                                      ----------
              DISTILLERS & VINTNERS (0.1%)
   27,000     Brown-Forman Corp. "B"                                       1,303
                                                                      ----------

              DISTRIBUTORS (0.1%)
   38,300     Genuine Parts Co.                                            1,520
                                                                      ----------
              DIVERSIFIED BANKS (4.2%)
  478,810     Bank of America Corp.                                       40,517
  268,357     Bank One Corp.                                              13,686
   39,200     Comerica, Inc.                                               2,151
  456,300     U.S. Bancorp                                                12,576

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
  311,800     Wachovia Corp.                                          $   13,875
  395,100     Wells Fargo & Co.                                           22,612
                                                                      ----------
                                                                         105,417
                                                                      ----------
              DIVERSIFIED CHEMICALS (0.9%)
  224,300     Dow Chemical Co.                                             9,129
  237,700     E.I. du Pont de Nemours & Co.                               10,559
   19,300     Eastman Chemical Co.                                           892
   27,800     Engelhard Corp.                                                898
   24,800     Hercules, Inc.*                                                302
   37,600     PPG Industries, Inc.                                         2,350
                                                                      ----------
                                                                          24,130
                                                                      ----------
              DIVERSIFIED COMMERCIAL SERVICES (0.6%)
   41,900     Apollo Group, Inc. "A"*                                      3,699
  232,610     Cendant Corp.                                                5,694
   41,100     Cintas Corp.                                                 1,959
   13,300     Deluxe Corp.                                                   579
   31,400     Equifax, Inc.                                                  777
   40,200     H&R Block, Inc.                                              1,917
                                                                      ----------
                                                                          14,625
                                                                      ----------
              DIVERSIFIED METALS & MINING (0.1%)
   43,500     Freeport-McMoRan Copper & Gold, Inc. "B"                     1,442
   21,100     Phelps Dodge Corp.*                                          1,635
                                                                      ----------
                                                                           3,077
                                                                      ----------
              DRUG RETAIL (0.5%)
   93,400     CVS Corp.                                                    3,925
  243,800     Walgreen Co.                                                 8,828
                                                                      ----------
                                                                          12,753
                                                                      ----------
              ELECTRIC UTILITIES (1.8%)
   28,100     Allegheny Energy, Inc.*                                        433
   36,200     Ameren Corp.                                                 1,555
   96,700     American Electric Power Co.                                  3,094
   63,200     CenterPoint Energy, Inc.                                       727
   39,700     CINergy Corp.                                                1,509
   32,200     CMS Energy Corp.*                                              294
   51,000     Consolidated Edison, Inc.                                    2,028
   40,400     DTE Energy Co.                                               1,638
   80,400     Edison International                                         2,056
   57,500     Entergy Corp.                                                3,221

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
  156,600     Exelon Corp.                                            $    5,213
   79,850     FirstEnergy Corp.                                            2,987
   43,500     FPL Group, Inc.                                              2,782
  102,700     PG&E Corp.*                                                  2,869
   25,100     Pinnacle West Capital Corp.                                  1,014
   41,700     PPL Corp.                                                    1,914
   54,400     Progress Energy, Inc.                                        2,396
  175,600     Southern Co.                                                 5,119
   42,700     TECO Energy, Inc.                                              512
   76,800     TXU Corp.                                                    3,111
   93,800     Xcel Energy, Inc.                                            1,567
                                                                      ----------
                                                                          46,039
                                                                      ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
   49,000     American Power Conversion Corp.                                963
   23,000     Cooper Industries, Inc "A"                                   1,366
   98,700     Emerson Electric Co.                                         6,272
   18,600     Power-One, Inc.*                                               204
   46,100     Rockwell Automation, Inc.                                    1,729
   14,000     Thomas & Betts Corp.*                                          381
                                                                      ----------
                                                                          10,915
                                                                      ----------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.2%)
  115,700     Agilent Technologies, Inc.*                                  3,388
   31,700     PerkinElmer, Inc.                                              635
   51,500     Symbol Technologies, Inc.                                      759
   18,700     Tektronix, Inc.                                                636
                                                                      ----------
                                                                           5,418
                                                                      ----------

              ELECTRONIC MANUFACTURING SERVICES (0.2%)
   49,100     Jabil Circuit, Inc.*                                         1,236
   43,400     Molex, Inc.                                                  1,392
  123,300     Sanmina-SCI Corp.*                                           1,122
  201,700     Solectron Corp.*                                             1,305
                                                                      ----------
                                                                           5,055
                                                                      ----------
              EMPLOYMENT SERVICES (0.1%)
   25,100     Monster Worldwide, Inc.*                                       646
   38,100     Robert Half International, Inc.                              1,134
                                                                      ----------
                                                                           1,780
                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              ENVIRONMENTAL SERVICES (0.2%)
   71,900     Allied Waste Industries, Inc.*                          $      948
  134,100     Waste Management, Inc.                                       4,110
                                                                      ----------
                                                                           5,058
                                                                      ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
   63,761     Monsanto Co.                                                 2,455
                                                                      ----------

              FOOD DISTRIBUTORS (0.2%)
  152,400     Sysco Corp.                                                  5,467
                                                                      ----------
              FOOD RETAIL (0.4%)
   82,000     Albertson's, Inc.                                            2,176
  177,200     Kroger Co.*                                                  3,225
  106,400     Safeway, Inc.*                                               2,696
   29,900     SUPERVALU, Inc.                                                915
   29,800     Winn-Dixie Stores, Inc.                                        215
                                                                      ----------
                                                                           9,227
                                                                      ----------
              FOOTWEAR (0.2%)
   62,700     NIKE, Inc. "B"                                               4,750
   14,900     Reebok International Ltd.                                      536
                                                                      ----------
                                                                           5,286
                                                                      ----------
              FOREST PRODUCTS (0.2%)
   23,400     Louisiana-Pacific Corp.                                        553
   55,300     Weyerhaeuser Co.                                             3,491
                                                                      ----------
                                                                           4,044
                                                                      ----------
              GAS UTILITIES (0.1%)
   42,300     Keyspan Corp.                                                1,552
   13,200     NICOR, Inc.                                                    448
   61,800     NiSource, Inc.                                               1,274
    8,000     Peoples Energy Corp.                                           337
                                                                      ----------
                                                                           3,611
                                                                      ----------
              GENERAL MERCHANDISE STORES (0.5%)
   26,100     Big Lots, Inc.*                                                377
   82,500     Dollar General Corp.                                         1,614
   42,800     Family Dollar Stores, Inc.                                   1,302
  218,200     Target Corp.                                                 9,267
                                                                      ----------
                                                                          12,560
                                                                      ----------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              GOLD (0.2%)
  107,500     Newmont Mining Corp.                                    $    4,167
                                                                      ----------

              HEALTH CARE DISTRIBUTORS (0.4%)
   23,859     AmerisourceBergen Corp.                                      1,426
  103,615     Cardinal Health, Inc.                                        7,258
   69,500     McKesson Corp.                                               2,386
                                                                      ----------
                                                                          11,070
                                                                      ----------
              HEALTH CARE EQUIPMENT (2.2%)
  148,000     Baxter International, Inc.                                   5,107
   61,600     Becton, Dickinson & Co.                                      3,191
   60,800     Biomet, Inc.                                                 2,702
  192,700     Boston Scientific Corp.*                                     8,248
   23,200     C.R. Bard, Inc.                                              1,314
   72,500     Guidant Corp.                                                4,051
   36,360     Hospira, Inc.*                                               1,004
  286,700     Medtronic, Inc.                                             13,968
   39,200     St. Jude Medical, Inc.*                                      2,965
   96,200     Stryker Corp.                                                5,291
   36,400     Thermo Electron Corp.*                                       1,119
   27,600     Waters Corp.*                                                1,319
   58,700     Zimmer Holdings, Inc.*                                       5,177
                                                                      ----------
                                                                          55,456
                                                                      ----------
              HEALTH CARE FACILITIES (0.3%)
  115,200     HCA, Inc.                                                    4,791
   60,600     Health Management Associates, Inc. "A"                       1,359
   21,800     Manor Care, Inc.                                               712
  115,100     Tenet Healthcare Corp.*                                      1,543
                                                                      ----------
                                                                           8,405
                                                                      ----------
              HEALTH CARE SERVICES (0.4%)
  103,600     Caremark Rx, Inc.*                                           3,413
   19,500     Express Scripts, Inc.*                                       1,545
   57,200     IMS Health, Inc.                                             1,341
   63,583     Medco Health Solutions, Inc.*                                2,384
   23,540     Quest Diagnostics, Inc.                                      2,000
                                                                      ----------
                                                                          10,683
                                                                      ----------

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              HEALTH CARE SUPPLIES (0.1%)
   12,100     Bausch & Lomb, Inc.                                     $      787
   10,900     Millipore Corp.*                                               614
                                                                      ----------
                                                                           1,401
                                                                      ----------
              HOME ENTERTAINMENT SOFTWARE (0.2%)
   71,500     Electronic Arts, Inc.*                                       3,900
                                                                      ----------

              HOME FURNISHINGS (0.1%)
   49,800     Leggett & Platt, Inc.                                        1,330
                                                                      ----------

              HOME IMPROVEMENT RETAIL (1.2%)
  520,000     Home Depot, Inc.                                            18,304
  183,600     Lowe's Companies, Inc.                                       9,648
   32,400     Sherwin-Williams Co.                                         1,346
                                                                      ----------
                                                                          29,298
                                                                      ----------
              HOMEBUILDING (0.1%)
   29,800     Centex Corp.                                                 1,363
   11,000     KB HOME                                                        755
   28,600     Pulte Homes, Inc.                                            1,488
                                                                      ----------
                                                                           3,606
                                                                      ----------
              HOTELS, RESORTS, & CRUISE LINES (0.5%)
  147,400     Carnival Corp.                                               6,928
   84,200     Hilton Hotels Corp.                                          1,571
   55,800     Marriott International, Inc. "A"                             2,783
   49,200     Starwood Hotels & Resorts Worldwide, Inc.                    2,207
                                                                      ----------
                                                                          13,489
                                                                      ----------
              HOUSEHOLD APPLIANCES (0.2%)
   17,500     Black & Decker Corp.                                         1,087
   17,500     Maytag Corp.                                                   429
   12,800     Snap-On, Inc.                                                  429
   19,800     Stanley Works                                                  902
   18,100     Whirlpool Corp.                                              1,242
                                                                      ----------
                                                                           4,089
                                                                      ----------
              HOUSEHOLD PRODUCTS (2.0%)
   48,400     Clorox Co.                                                   2,603
  126,600     Colgate-Palmolive Co.                                        7,400

24

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
  120,500     Kimberly-Clark Corp.                                    $    7,939
  602,790     Procter & Gamble Co.                                        32,816
                                                                      ----------
                                                                          50,758
                                                                      ----------
              HOUSEWARES & SPECIALTIES (0.2%)
   32,500     Fortune Brands, Inc.                                         2,451
   64,100     Newell Rubbermaid, Inc.                                      1,506
                                                                      ----------
                                                                           3,957
                                                                      ----------
              HYPERMARKETS & SUPER CENTERS (2.3%)
  111,100     Costco Wholesale Corp.                                       4,563
1,008,300     Wal-Mart Stores, Inc.(d)                                    53,198
                                                                      ----------
                                                                          57,761
                                                                      ----------
              INDUSTRIAL CONGLOMERATES (4.5%)
  181,800     3M Co.                                                      16,364
2,483,700     General Electric Co.(d)                                     80,472
   34,200     Textron, Inc.                                                2,030
  470,300     Tyco International Ltd.                                     15,586
                                                                      ----------
                                                                         114,452
                                                                      ----------
              INDUSTRIAL GASES (0.2%)
   56,600     Air Products & Chemicals, Inc.                               2,969
   75,600     Praxair, Inc.                                                3,017
                                                                      ----------
                                                                           5,986
                                                                      ----------
              INDUSTRIAL MACHINERY (0.9%)
   13,300     Crane Co.                                                      417
   72,200     Danaher Corp.                                                3,744
   47,200     Dover Corp.                                                  1,987
   33,600     Eaton Corp.                                                  2,175
   74,100     Illinois Tool Works, Inc.                                    7,105
   43,000     Ingersoll-Rand Co., Ltd. "A" (Bermuda)                       2,937
   22,500     ITT Industries, Inc.                                         1,868
   27,100     Pall Corp.                                                     710
   28,000     Parker-Hannifin Corp.                                        1,665
                                                                      ----------
                                                                          22,608
                                                                      ----------
              INSURANCE BROKERS (0.3%)
   68,800     Aon Corp.                                                    1,959
  127,600     Marsh & McLennan Companies, Inc.                             5,790
                                                                      ----------
                                                                           7,749
                                                                      ----------

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              INTEGRATED OIL & GAS (4.5%)
   22,500     Amerada Hess Corp.                                      $    1,782
  251,465     ChevronTexaco Corp.                                         23,665
  162,554     ConocoPhillips                                              12,401
1,538,500     Exxon Mobil Corp.(d)                                        68,325
   85,300     Marathon Oil Corp.                                           3,228
   94,500     Occidental Petroleum Corp.                                   4,575
                                                                      ----------
                                                                         113,976
                                                                      ----------
              INTEGRATED TELECOMMUNICATION SERVICES (2.8%)
   76,500     ALLTEL Corp.                                                 3,872
  188,780     AT&T Corp.                                                   2,762
  434,100     BellSouth Corp.                                             11,382
   36,100     CenturyTel, Inc.                                             1,084
   61,600     Citizens Communications Co.*                                   745
  412,200     Qwest Communications International, Inc.*                    1,480
  777,500     SBC Communications, Inc.                                    18,854
  335,950     Sprint Corp. (FON Group)                                     5,913
  649,600     Verizon Communications, Inc.                                23,509
                                                                      ----------
                                                                          69,601
                                                                      ----------
              INTERNET RETAIL (0.6%)
  153,800     eBay, Inc.*                                                 14,142
                                                                      ----------

              INTERNET SOFTWARE & SERVICES (0.5%)
  313,200     Yahoo!, Inc.*                                               11,379
                                                                      ----------

              INVESTMENT BANKING & BROKERAGE (1.9%)
   22,300     Bear Stearns Companies, Inc.                                 1,880
  325,400     Charles Schwab Corp.                                         3,127
   84,900     E*TRADE Financial Corp.*                                       947
  112,200     Goldman Sachs Group, Inc.                                   10,565
   63,300     Lehman Brothers Holdings, Inc.                               4,763
  225,300     Merrill Lynch & Co., Inc.                                   12,162
  262,000     Morgan Stanley                                              13,826
                                                                      ----------
                                                                          47,270
                                                                      ----------
              IT CONSULTING & OTHER SERVICES (0.0%)(c)
   73,600     Unisys Corp.*                                                1,022
                                                                      ----------

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              LEISURE PRODUCTS (0.1%)
   23,900     Brunswick Corp.                                         $      975
   38,800     Hasbro, Inc.                                                   737
   97,300     Mattel, Inc.                                                 1,776
                                                                      ----------
                                                                           3,488
                                                                      ----------
              LIFE & HEALTH INSURANCE (0.9%)
  119,200     AFLAC, Inc.                                                  4,865
   31,700     Jefferson-Pilot Corp.                                        1,610
   43,600     Lincoln National Corp.                                       2,060
  182,400     MetLife, Inc.                                                6,539
  128,400     Prudential Financial, Inc.                                   5,967
   25,500     Torchmark Corp.                                              1,372
   67,600     UnumProvident Corp.                                          1,075
                                                                      ----------
                                                                          23,488
                                                                      ----------
              MANAGED HEALTH CARE (0.9%)
   34,400     Aetna, Inc.                                                  2,924
   30,982     Anthem, Inc.*                                                2,775
   34,300     CIGNA Corp.                                                  2,360
   36,400     Humana, Inc.*                                                  615
  146,700     UnitedHealth Group, Inc.                                     9,132
   35,200     Wellpoint Health Networks, Inc.*                             3,943
                                                                      ----------
                                                                          21,749
                                                                      ----------
              METAL & GLASS CONTAINERS (0.1%)
   12,800     Ball Corp.                                                     922
   32,800     Pactiv Corp.*                                                  818
                                                                      ----------
                                                                           1,740
                                                                      ----------
              MOTORCYCLE MANUFACTURERS (0.2%)
   71,900     Harley-Davidson, Inc.                                        4,453
                                                                      ----------

              MOVIES & ENTERTAINMENT (1.8%)
1,071,100     Time Warner, Inc.*                                          18,830
  411,300     Viacom, Inc. "B"                                            14,692
  487,500     Walt Disney Co.                                             12,426
                                                                      ----------
                                                                          45,948
                                                                      ----------
              MULTI-LINE INSURANCE (2.0%)
  612,949     American International Group, Inc.                          43,691
   68,400     Hartford Financial Services Group, Inc.                      4,702
   42,500     Loews Corp.                                                  2,548
                                                                      ----------
                                                                          50,941
                                                                      ----------

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              MULTI-UTILITIES & UNREGULATED POWER (0.7%)
  154,200     AES Corp.*                                              $    1,531
  103,200     Calpine Corp.*                                                 446
   37,300     Constellation Energy Group, Inc.                             1,414
   78,900     Dominion Resources, Inc. of Virginia                         4,977
  219,100     Duke Energy Corp.                                            4,446
   84,921     Dynegy, Inc. "A"*                                              362
   48,800     Public Service Enterprise Group, Inc.                        1,953
   50,300     Sempra Energy                                                1,732
                                                                      ----------
                                                                          16,861
                                                                      ----------
              OFFICE ELECTRONICS (0.1%)
  194,100     Xerox Corp.*                                                 2,814
                                                                      ----------

              OFFICE SERVICES & SUPPLIES (0.2%)
   25,400     Avery Dennison Corp.                                         1,626
   52,300     Pitney Bowes, Inc.                                           2,314
                                                                      ----------
                                                                           3,940
                                                                      ----------
              OIL & GAS DRILLING (0.2%)
   36,200     Nabors Industries Ltd. (Bermuda)*                            1,637
   32,400     Noble Corp. (Cayman Islands)*                                1,228
   24,900     Rowan Companies, Inc.*                                         606
   72,500     Transocean, Inc. (Cayman Islands)*                           2,098
                                                                      ----------
                                                                           5,569
                                                                      ----------
              OIL & GAS EQUIPMENT & SERVICES (0.7%)
   78,800     Baker Hughes, Inc.                                           2,967
   38,100     BJ Services Co.*                                             1,747
  105,700     Halliburton Co.                                              3,198
  136,500     Schlumberger Ltd. (Netherlands)                              8,669
                                                                      ----------
                                                                          16,581
                                                                      ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.8%)
   58,400     Anadarko Petroleum Corp.                                     3,422
   72,400     Apache Corp.                                                 3,153
   95,000     Burlington Resources, Inc.                                   3,437
   54,100     Devon Energy Corp.                                           3,571
   26,500     EOG Resources, Inc.                                          1,582
   35,200     Kerr-McGee Corp.                                             1,893
   65,900     Unocal Corp.                                                 2,504
                                                                      ----------
                                                                          19,562
                                                                      ----------

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              OIL & GAS REFINING, MARKETING, & TRANSPORTATION (0.4%)
   18,800     Ashland, Inc.                                           $      993
  144,800     El Paso Corp.                                                1,141
   27,600     Kinder Morgan, Inc.                                          1,636
   19,900     Sunoco, Inc.                                                 1,266
   29,700     Valero Energy Corp.                                          2,191
  128,744     Williams Companies, Inc.                                     1,532
                                                                      ----------
                                                                           8,759
                                                                      ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (3.1%)
1,216,000     Citigroup, Inc.(d)                                          56,544
  487,098     J.P. Morgan Chase & Co.                                     18,885
   71,600     Principal Financial Group, Inc.                              2,490
                                                                      ----------
                                                                          77,919
                                                                      ----------
              PACKAGED FOODS & MEATS (1.1%)
   91,800     Campbell Soup Co.                                            2,468
  120,000     ConAgra Foods, Inc.                                          3,250
   92,800     General Mills, Inc.                                          4,411
   83,300     H.J. Heinz Co.                                               3,265
   58,400     Hershey Foods Corp.                                          2,702
  100,400     Kellogg Co.                                                  4,202
   31,200     McCormick & Co., Inc.                                        1,061
  188,400     Sara Lee Corp.                                               4,331
   49,600     Wm. Wrigley Jr. Co.                                          3,127
                                                                      ----------
                                                                          28,817
                                                                      ----------
              PAPER PACKAGING (0.1%)
   23,800     Bemis Co., Inc.                                                672
   21,800     Sealed Air Corp.*                                            1,161
   12,500     Temple-Inland, Inc.                                            866
                                                                      ----------
                                                                           2,699
                                                                      ----------
              PAPER PRODUCTS (0.4%)
   60,300     Georgia-Pacific Corp.                                        2,230
  118,200     International Paper Co.                                      5,284
   44,790     MeadWestvaco Corp.                                           1,316
                                                                      ----------
                                                                           8,830
                                                                      ----------
              PERSONAL PRODUCTS (0.7%)
   22,950     Alberto-Culver Co.                                           1,151
  110,400     Avon Products, Inc.                                          5,094
  239,500     Gillette Co.                                                10,155
                                                                      ----------
                                                                          16,400
                                                                      ----------

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              PHARMACEUTICALS (7.8%)
  369,700     Abbott Laboratories                                     $   15,069
   31,300     Allergan, Inc.                                               2,802
  463,900     Bristol-Myers Squibb Co.                                    11,366
  268,000     Eli Lilly & Co.                                             18,736
   87,100     Forest Laboratories, Inc.*                                   4,932
  697,000     Johnson & Johnson, Inc.                                     38,823
   53,900     King Pharmaceuticals, Inc.*                                    617
  524,600     Merck & Co., Inc.                                           24,919
   62,600     Mylan Laboratories, Inc.                                     1,268
1,795,320     Pfizer, Inc.(d)                                             61,544
  345,700     Schering-Plough Corp.                                        6,389
   24,300     Watson Pharmaceuticals, Inc.*                                  654
  315,000     Wyeth                                                       11,390
                                                                      ----------
                                                                         198,509
                                                                      ----------
              PHOTOGRAPHIC PRODUCTS (0.1%)
   65,200     Eastman Kodak Co.                                            1,759
                                                                      ----------

              PROPERTY & CASUALTY INSURANCE (1.3%)
   67,300     ACE Ltd. (Cayman Islands)                                    2,845
  169,400     Allstate Corp.                                               7,886
   23,900     AMBAC Financial Group, Inc.                                  1,755
   44,900     Chubb Corp.                                                  3,061
   37,695     Cincinnati Financial Corp.                                   1,641
   36,300     MBIA, Inc.                                                   2,074
   51,900     Progressive Corp.                                            4,427
   33,200     SAFECO Corp.                                                 1,461
  152,007     St. Paul Companies, Inc.                                     6,162
   32,600     XL Capital Ltd. "A" (Cayman Islands)                         2,460
                                                                      ----------
                                                                          33,772
                                                                      ----------
              PUBLISHING (0.7%)
   19,000     Dow Jones & Co., Inc.                                          857
   65,000     Gannett Co., Inc.                                            5,515
   18,000     Knight-Ridder, Inc.                                          1,296
   44,500     McGraw-Hill Companies, Inc.                                  3,407
   11,000     Meredith Corp.                                                 605
   34,000     New York Times Co. "A"                                       1,520
   75,500     Tribune Co.                                                  3,438
                                                                      ----------
                                                                          16,638
                                                                      ----------

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              RAILROADS (0.4%)
   87,100     Burlington Northern Santa Fe Corp.                      $    3,055
   52,800     CSX Corp.                                                    1,730
   87,200     Norfolk Southern Corp.                                       2,313
   61,100     Union Pacific Corp.                                          3,632
                                                                      ----------
                                                                          10,730
                                                                      ----------
              REAL ESTATE INVESTMENT TRUSTS (0.4%)
   20,000     Apartment Investment & Management Co. "A"                      623
  100,800     Equity Office Properties Trust                               2,742
   56,200     Equity Residential Properties Trust                          1,671
   40,300     Plum Creek Timber Co., Inc.                                  1,313
   47,000     ProLogis                                                     1,547
   51,600     Simon Property Group, Inc.                                   2,653
                                                                      ----------
                                                                          10,549
                                                                      ----------
              REGIONAL BANKS (2.0%)
   78,400     AmSouth Bancorp                                              1,997
  129,700     BB&T Corp.                                                   4,795
   56,084     Charter One Financial, Inc.                                  2,478
  135,600     Fifth Third Bancorp                                          7,293
   32,700     First Horizon National Corp.                                 1,487
   52,700     Huntington Bancshares, Inc.                                  1,207
  100,100     KeyCorp                                                      2,992
   27,700     M&T Bank Corp.                                               2,418
   50,800     Marshall & Ilsley Corp.                                      1,986
  159,500     National City Corp.                                          5,584
   35,500     North Fork Bancorp., Inc.                                    1,351
   62,300     PNC Financial Services Group                                 3,307
   49,800     Regions Financial Corp.                                      1,820
   81,500     SouthTrust Corp.                                             3,163
   68,700     SunTrust Banks, Inc.                                         4,465
   67,400     Synovus Financial Corp.                                      1,707
   42,400     Union Planters Corp.                                         1,264
   24,200     Zions Bancorp                                                1,487
                                                                      ----------
                                                                          50,801
                                                                      ----------
              RESTAURANTS (0.6%)
   36,750     Darden Restaurants, Inc.                                       755
  298,900     McDonald's Corp.                                             7,771
   95,700     Starbucks Corp.*                                             4,161
   26,500     Wendy's International, Inc.                                    923
   64,400     Yum! Brands, Inc.*                                           2,397
                                                                      ----------
                                                                          16,007
                                                                      ----------

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==================--------------------------------------------------------------
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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              SEMICONDUCTOR EQUIPMENT (0.5%)
  398,500     Applied Materials, Inc.*                                $    7,819
   45,500     KLA-Tencor Corp.*                                            2,247
   37,700     Novellus Systems, Inc.*                                      1,185
   49,600     Teradyne, Inc.*                                              1,126
                                                                      ----------
                                                                          12,377
                                                                      ----------

              SEMICONDUCTORS (3.1%)
   84,800     Advanced Micro Devices, Inc.*                                1,348
   86,700     Altera Corp.*                                                1,927
   85,000     Analog Devices, Inc.                                         4,002
   68,100     Applied Micro Circuits Corp.*                                  362
   75,600     Broadcom Corp. "A"*                                          3,536
1,524,000     Intel Corp.                                                 42,062
   73,400     Linear Technology Corp.                                      2,897
   84,700     LSI Logic Corp.*                                               645
   79,000     Maxim Integrated Products, Inc.                              4,141
  144,100     Micron Technology, Inc.*                                     2,206
   83,800     National Semiconductor Corp.*                                1,843
   42,100     NVIDIA Corp.*                                                  863
   38,100     PMC-Sierra, Inc.*                                              547
  405,500     Texas Instruments, Inc.                                      9,805
   82,900     Xilinx, Inc.                                                 2,761
                                                                      ----------
                                                                          78,945
                                                                      ----------

              SOFT DRINKS (2.2%)
  576,400     Coca-Cola Co.                                               29,097
  115,200     Coca-Cola Enterprises, Inc.                                  3,340
   59,900     Pepsi Bottling Group, Inc.                                   1,829
  400,100     PepsiCo, Inc.                                               21,557
                                                                      ----------
                                                                          55,823
                                                                      ----------

              SPECIALIZED FINANCE (0.1%)
   36,100     Moody's Corp.                                                2,334
                                                                      ----------

              SPECIALTY CHEMICALS (0.2%)
   58,100     Ecolab, Inc.                                                 1,842
   11,300     Great Lakes Chemical Corp.                                     306
   21,800     International Flavors & Fragrances, Inc.                       815
   49,900     Rohm & Haas Co.                                              2,075
   16,600     Sigma-Aldrich Corp.                                            990
                                                                      ----------
                                                                           6,028
                                                                      ----------

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==================--------------------------------------------------------------
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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              SPECIALTY STORES (0.5%)
   63,700     Autonation, Inc.*                                       $    1,089
   20,900     AutoZone, Inc.*                                              1,674
   72,300     Bed Bath & Beyond, Inc.*                                     2,780
   23,100     Boise Cascade Corp.                                            869
   68,600     Office Depot, Inc.*                                          1,229
  118,300     Staples, Inc.                                                3,467
   30,900     Tiffany & Co.                                                1,139
   47,200     Toys "R" Us, Inc.*                                             752
                                                                      ----------
                                                                          12,999
                                                                      ----------

              STEEL (0.1%)
   16,600     Allegheny Technologies, Inc.                                   300
   19,600     Nucor Corp.                                                  1,504
   28,600     United States Steel Corp.                                    1,004
   17,300     Worthington Industries, Inc.                                   355
                                                                      ----------
                                                                           3,163
                                                                      ----------

              SYSTEMS SOFTWARE (4.0%)
   57,500     Adobe Systems, Inc.                                          2,674
   51,300     BMC Software, Inc.*                                            949
  139,100     Computer Associates International, Inc.                      3,903
2,547,000     Microsoft Corp.(d)                                          72,742
   84,500     Novell, Inc.*                                                  709
1,221,700     Oracle Corp.*                                               14,575
   73,200     Symantec Corp.*                                              3,205
  100,000     VERITAS Software Corp.*                                      2,770
                                                                      ----------
                                                                         101,527
                                                                      ----------

              THRIFTS & MORTGAGE FINANCE (1.8%)
   62,899     Countrywide Financial Corp.                                  4,419
  229,700     Fannie Mae                                                  16,391
  160,600     Freddie Mac                                                 10,166
   35,100     Golden West Financial Corp.                                  3,733
   24,000     MGIC Investment Corp.                                        1,821
   72,151     Sovereign Bancorp, Inc.                                      1,595
  202,300     Washington Mutual, Inc.                                      7,817
                                                                      ----------
                                                                          45,942
                                                                      ----------

              TIRES & RUBBER (0.0%)(c)
   16,500     Cooper Tire & Rubber Co.                                       380
   39,200     Goodyear Tire & Rubber Co.*                                    356
                                                                      ----------
                                                                             736
                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (Continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              TOBACCO (1.1%)
   480,900    Altria Group, Inc.                                      $   24,069
    20,700    R.J. Reynolds Tobacco Holdings, Inc.                         1,399
    36,600    UST, Inc.                                                    1,318
                                                                      ----------
                                                                          26,786
                                                                      ----------

              TRADING COMPANIES & DISTRIBUTORS (0.1%)
    23,300    W.W. Grainger, Inc.                                          1,340
                                                                      ----------

              WIRELESS TELECOMMUNICATION SERVICES (0.6%)
   644,600    AT&T Wireless Services, Inc.*                                9,231
   259,600    Nextel Communications, Inc. "A"*                             6,921
                                                                      ----------
                                                                          16,152
                                                                      ----------
              Total common stocks (cost: $2,374,317)                   2,506,216
                                                                      ----------

              MONEY MARKET INSTRUMENTS (1.1%)

              MONEY MARKET FUND (1.0%)
24,577,359    Northern Institutional Funds - Diversified
                Assets Portfolio, 0.87%(a)                                24,577
                                                                      ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
              OTHER (0.1%)
    $3,225    U.S. Treasury Bill, 0.97%, 7/22/2004(b,e)                    3,223
                                                                      ----------
              Total money market instruments (cost: $27,800)              27,800
                                                                      ----------

              TOTAL INVESTMENTS (COST: $2,402,117)                    $2,534,016
                                                                      ==========

34

 N O T E S
==========----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Rate represents the money market fund annualized seven-day yield at June 30, 2004.

         (b) Rate represents an annualized yield at time of purchase, not a coupon rate.

         (c) Represents less than 0.1% of net assets.

         (d) Security, or a portion thereof, is segregated to cover open futures contracts.

         (e) Security is segregated to cover margin requirements for open futures contracts. At June 30, 2004, the market value of the segregated security equaled $3,223,000.

         * Non-income-producing security for the 12 months preceding June 30, 2004.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

ASSETS

   Investment in securities, at market value (identified cost of $2,402,117)    $2,534,016
   Cash                                                                                107
   Receivables:
      Capital shares sold                                                              952
      Dividends and interest                                                         2,842
      USAA Investment Management Company                                                56
      Variation margin                                                                 124
                                                                                ----------
         Total assets                                                            2,538,097
                                                                                ----------

LIABILITIES

   Payables:
      Securities purchased                                                           5,236
      Capital shares redeemed                                                        1,357
   Accrued management fees                                                             329
   Accrued transfer agent's fees                                                        11
   Other accrued expenses and accounts payable                                          38
                                                                                ----------
         Total liabilities                                                           6,971
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $2,531,126
                                                                                ==========

NET ASSETS CONSIST OF:

   Paid-in capital                                                              $2,635,096
   Accumulated undistributed net investment income                                     916
   Accumulated net realized loss on investments and futures contracts             (236,990)
   Net unrealized appreciation on investments and futures contracts                132,104
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $2,531,126
                                                                                ==========
   Net asset value, redemption price, and offering price per share:
      Member Shares (net assets of $2,126,235 / 124,048
        shares outstanding; 375,000 authorized shares of $.01 par value)        $    17.14
                                                                                ==========
      Reward Shares (net assets of $404,891 / 23,627
        shares outstanding; 350,000 authorized shares of $.01 par value)        $    17.14
                                                                                ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA S&P 500 INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                             $19,838
   Interest                                                                  134
                                                                         -------
         Total income                                                     19,972
                                                                         -------

EXPENSES
   Management fees                                                         1,222
   Administration fees                                                       733
   Transfer agent fees:
      Member Shares                                                        1,388
      Reward Shares                                                           13
   Postage:
      Member Shares                                                          133
      Reward Shares                                                            1
   Shareholder reporting fees:
      Member Shares                                                           74
      Reward Shares                                                            1
   Registration fees:
      Member Shares                                                           65
      Reward Shares                                                           40
   Custody and accounting fees:
      Member Shares                                                           21
      Reward Shares                                                            2
   Professional fees                                                          63
   Directors' fees                                                             2
   Other                                                                      47
                                                                         -------
         Total expenses                                                    3,805
   Expenses reimbursed:
      Reward Shares                                                          (56)
                                                                         -------
         Net expenses                                                      3,749
                                                                         -------
NET INVESTMENT INCOME                                                     16,223
                                                                         -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized loss from investment transactions                         (1,280)
   Net realized gain from futures transactions                             1,738
   Change in net unrealized appreciation/depreciation of
     investments and futures contracts                                    61,081
                                                                         -------
      Net realized and unrealized gain on investments
        and futures contracts                                             61,539
                                                                         -------

Increase in net assets from operations                                   $77,762
                                                                         =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA S&P 500 INDEX FUND

SIX-MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED),
AND YEAR ENDED DECEMBER 31, 2003

FROM OPERATIONS                                             6/30/2004         12/31/2003
                                                            ----------------------------
   Net investment income                                    $  16,223         $   28,784
   Net realized gain (loss) from investment
      and futures transactions                                    458             (2,327)
   Change in net unrealized appreciation/depreciation
     of investments and futures contracts                      61,081            471,010
                                                            ----------------------------
         Increase in net assets from operations                77,762            497,467
                                                            ----------------------------

DISTRIBUTIONS TO SHAREHOLDERS

   Net investment income:
      Member Shares                                           (12,503)           (24,206)
      Reward Shares                                            (2,804)            (5,002)
                                                            ----------------------------
         Total distributions of net investment income         (15,307)           (29,208)
                                                            ----------------------------
   Net increase in net assets from capital
     share transactions                                        113,623           221,577
                                                            ----------------------------
   Net increase in net assets                                  176,078           689,836

NET ASSETS

      Beginning of period                                    2,355,048         1,665,212
                                                            ----------------------------
      End of period                                         $2,531,126        $2,355,048
                                                            ============================
   Accumulated undistributed net investment income:
      End of period                                         $      916        $        -
                                                            ============================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the Act), as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA S&P 500 Index Fund (the
         Fund). The Fund's investment objective is to match, before fees and expenses, the performance of the S&P 500 Index. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, N.A. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the S&P 500 Index.

         The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

              A. SECURITY VALUATION - The value of each security is
                 determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                    they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Investments in open-end investment companies are valued at their net asset value at the end of each business day. Futures contracts are valued at the last quoted sales price.

                 3. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 4. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors.

              B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Upon entering into a contract, the Fund is required to make an initial margin deposit of either cash or securities in an amount equal to a certain percentage of the contract. Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                 realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities.

              C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              E. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

              F. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

         average net assets for the period. For the six-month period ended June 30, 2004, the Fund paid CAPCO facility fees of $5,000. The Fund had no borrowings under either of these agreements during the six-month period ended June 30, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2004, in accordance with applicable tax law.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2003, the Fund had capital loss carryovers of $224,883,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended June 30, 2004, were $155,982,000 and $21,987,000, respectively.

         The cost of securities at June 30, 2004, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of June 30, 2004, were $396,782,000 and $264,883,000, respectively, resulting in net unrealized appreciation of $131,899,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

(5) FUTURES CONTRACTS
--------------------------------------------------------------------------------

         A summary of obligations under these financial instruments at June 30, 2004, is as follows:

                                                                         MARKET        UNREALIZED
TYPE OF FUTURE                 EXPIRATION      CONTRACTS    POSITION     VALUE        APPRECIATION
--------------------------------------------------------------------------------------------------
S&P 500 Index Futures        Sept. 18, 2004       89          Long     $25,374,000      $205,000

(6) CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

         At June 30, 2004, there were 725,000,000 shares of $0.01 par value capital stock authorized for the Fund, designated as Member Shares and Reward Shares. Authorized shares for the Member Shares and Reward Shares were 375,000,000 and 350,000,000, respectively.

         Capital share transactions were as follows, in thousands:

                                                           SIX-MONTH
                                                          PERIOD ENDED                  YEAR ENDED
                                                           6/30/2004                    12/31/2003
                                                    ----------------------------------------------------
                                                     SHARES         AMOUNT        SHARES         AMOUNT
                                                    ----------------------------------------------------
MEMBER SHARES:
   Shares sold                                       15,654       $ 265,764       27,665       $ 403,058
   Shares issued from reinvested dividends              701          11,876        1,541          22,891
   Shares redeemed                                  (10,333)       (175,245)     (18,543)       (270,710)
                                                    ----------------------------------------------------
   Net increase from
    capital share transactions                        6,022       $ 102,395       10,663       $ 155,239
                                                    ====================================================
REWARD SHARES:
   Shares sold                                        4,361       $  74,129        8,304       $ 124,198
   Shares issued from reinvested dividends              134           2,279          233           3,495
   Shares redeemed                                   (3,842)        (65,180)      (4,144)        (61,355)
                                                    ----------------------------------------------------
   Net increase from
    capital share transactions                          653       $  11,228        4,393       $  66,338
                                                    ====================================================

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides oversight of the management of the Fund's assets managed by a subadviser. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended June 30, 2004, the Fund incurred management fees, paid or payable to the Manager, of $1,222,000.

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with NTI, under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee.

              C. ADMINISTRATIVE FEES - The Fund has entered into an
                 administration agreement with the Manager under which the Manager provides administrative services to the Fund. For such services, the Manager receives a fee computed at an annualized rate of 0.06% of the Fund's monthly average net assets. For the six-month period ended June 30, 2004, the Fund incurred administrative fees, paid or payable to the Manager, of $733,000.

              D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Member Shares and the Reward Shares to 0.35% and 0.17%, respectively, of their annual average net assets, and will reimburse the Fund for all expenses in excess of those amounts. This agreement may be modified or terminated at any time. For the six-month period ended June 30, 2004, the Fund incurred reimbursable expenses from the Manager for the Reward Shares of $56,000 and none for the Member Shares.

                 In addition, NTI has contractually agreed to reimburse the Fund for all license fees paid by the Fund to Standard & Poor's, in

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                 amounts not exceeding the annual rate of 0.001% of the average daily net assets of the Fund. For the six-month period ended June 30, 2004, the Fund incurred reimbursable expenses from NTI for the Member Shares and the Reward Shares of $6,000 and $1,000, respectively.

              E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge of $20 per shareholder account, plus out-of-pocket expenses. For the six-month period ended June 30, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $1,401,000.

              F. UNDERWRITING AGREEMENT - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

              G. ACCOUNT MAINTENANCE FEE - SAS assesses a $10 annual account maintenance fee to allocate part of the fixed cost of maintaining shareholder accounts. This fee is waived on accounts with balances of $10,000 or more.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         USAA Investment Management Company is an indirectly wholly owned subsidiary of United Services Automobile Association (the Association), a large, diversified financial services institution. At June 30, 2004, the Association and its affiliates owned 2,503,000 shares (1.7%) of the Fund.

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS - MEMBER SHARES
--------------------------------------------------------------------------------

         Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED
                                      JUNE 30,                             YEARS ENDED DECEMBER 31,
                                   ------------------------------------------------------------------------------------------
                                         2004          2003            2002            2001              2000            1999
                                   ------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value at beginning
  of period                        $    16.70    $    13.22      $    17.26      $    19.91        $    22.92      $    19.27
                                   ------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                   .11           .21             .21             .21               .23             .25
  Net realized and unrealized
   gain (loss) on investments
   and futures transactions               .43          3.48           (4.04)          (2.62)            (2.33)           3.71
                                   ------------------------------------------------------------------------------------------
Total from investment operations          .54          3.69           (3.83)          (2.41)            (2.10)           3.96
                                   ------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                  (.10)         (.21)           (.21)           (.21)             (.24)           (.26)
  Realized capital gains                    -             -               -            (.03)             (.67)           (.05)
                                   ------------------------------------------------------------------------------------------
Total distributions                      (.10)         (.21)           (.21)           (.24)             (.91)           (.31)
                                   ------------------------------------------------------------------------------------------
Net asset value at end of period   $    17.14    $    16.70      $    13.22      $    17.26        $    19.91      $    22.92
                                   ==========================================================================================

Total return (%)*                        3.25         28.15          (22.25)         (12.09)            (9.27)          20.67
SUPPLEMENTAL DATA AND RATIOS
Net assets at end of period (000)  $2,126,235    $1,971,339      $1,419,537      $2,902,151        $2,985,505      $3,196,483
Ratios to average net assets:**
  Expenses (%)                            .33(h)        .33(a,b)        .23(b,c)        .18(c,d,g)        .18(d,g)        .18(d,g)
  Expenses excluding
    reimbursements (%)                    N/A           .36             .32             .19(g)            .18(g)          .18(g)
  Net investment income (%)              1.30(h)       1.47            1.33            1.19              1.06            1.25
Portfolio turnover (%)                    .91           .70               9(f)           14(e)             28(e)           13(e)

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period; does not reflect $10 annual account maintenance fee.
 ** For the six-month period ended June 30, 2004, average net assets were
    $2,061,003,000.
(a) Effective May 1, 2003, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.35% of their annual average net assets.
(b) Effective May 1, 2002, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.27% of their annual average net assets through April 30, 2003.
(c) Effective August 13, 2001, the Manager voluntarily agreed to reimburse the Fund for expenses in excess of 0.18% of its annual average net assets through April 30, 2002.
(d) Effective May 6, 1998, through August 12, 2001, the Manager was contractually entitled to receive fees from the Fund only to the extent that the aggregate annual operating expenses of the Fund and the Equity 500 Index Portfolio (the Portfolio) did not exceed 0.18% of the Fund's annual average net assets.
(e) Represents the portfolio turnover rate of the Portfolio for years prior to 2001. For 2001, the turnover rate is based on the Fund's proportionate share of the Portfolio's purchases and sales of long-term investments through the date that the Fund operated in a master-feeder structure.
(f) Excludes in-kind redemptions.
(g) Includes expenses of the Portfolio through August 12, 2001, the date at which the Fund ceased to operate in a master-feeder structure and separated from the Portfolio.
(h) Annualized. The ratio is not necessarily indicative of 12 months of operations.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - REWARD SHARES
--------------------------------------------------------------------------------

         Per share operating performance for a share outstanding throughout each period is as follows:

                                                     SIX-MONTH
                                                  PERIOD ENDED            YEAR ENDED      PERIOD ENDED
                                                      JUNE 30,          DECEMBER 31,      DECEMBER 31,
                                                  ----------------------------------------------------
                                                          2004                  2003              2002*
                                                  ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value at beginning of period                $  16.70              $  13.22          $  16.35
                                                      ------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                   .12                   .23               .21(a)
   Net realized and unrealized gain (loss) on
    investments and futures transactions                   .44                  3.49             (3.16)(a)
                                                      ------------------------------------------------
Total from investment operations                           .56                  3.72             (2.95)(a)
                                                      ------------------------------------------------
Less distributions from:
   Net investment income                                  (.12)                 (.24)             (.18)
                                                      ------------------------------------------------
Net asset value at end of period                      $  17.14              $  16.70          $  13.22
                                                      ================================================
Total return (%)**                                        3.36                 28.36            (18.06)
SUPPLEMENTAL DATA AND RATIOS
Net assets at end of period (000)                     $404,891              $383,709          $245,675
Ratios to average net assets:***
   Expenses (%)                                            .17(b,c)              .17(c)            .17(b,c)
   Expenses excluding reimbursements (%)                   .20(b)                .22               .23(b)
   Net investment income (%)                              1.46(b)               1.62              1.54(b)
Portfolio turnover (%)                                     .91                   .70                 9(d)

  * Reward Shares were initiated on May 1, 2002.
 ** Assumes reinvestment of all net investment income distributions during the period.
*** For the six-month period ended June 30, 2004, average net assets were
    $395,942,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Effective May 1, 2002, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.17% of their average annual net assets.
(d) Excludes in-kind redemptions.

48

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

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

  INVESTMENT ADVISER,    USAA Investment Management Company
         UNDERWRITER,    P.O. Box 659453
      AND DISTRIBUTOR    San Antonio, Texas 78265-9825

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    The Northern Trust Company
                         50 S. LaSalle Street
                         Chicago, Illinois 60675

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, TX 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. BEGINNING IN AUGUST 2004, INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, 2004, WILL BE AVAILABLE (I) AT USAA.COM AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

28651-0804                                   (C)2004, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC., Index Funds

By:*     EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    8-25-04
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    8-30-04
         ------------------------------


By:*     DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    8-30-04
         ------------------------------


*Print the name and title of each signing officer under his or her signature.